Schedule of borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current
Other loans	€ 50,726	€ 46,375
Non-current borrowings	50,726	46,375
Current
Other loans	7,107	6,988
Current borrowings	7,107	6,988
Total borrowings	€ 57,834	€ 53,363	€ 26,316